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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-1939

ING Investment Funds, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  May 31

Date of reporting period:                         August 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING MagnaCap Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

ING MagnaCap Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.3%
		Aerospace/Defense: 2.9%
55,400		General Dynamics Corp.	$6,348,286
70,000		United Technologies Corp.	3,500,000
			9,848,286
		Agriculture: 2.9%
140,700		Altria Group, Inc.	9,947,490
			9,947,490
		Apparel: 1.1%
48,200		Nike, Inc.	3,803,462
			3,803,462
		Banks: 9.3%
321,700		Bank of America Corp.	13,842,751
120,600		The Bank of New York Co., Inc.	3,686,742
197,200		Wells Fargo & Co.	11,757,064
35,600		Zions Bancorporation	2,487,016
			31,773,573
		Beverages: 1.8%
81,100		Coca-Cola Co.	3,568,400
41,400		Molson Coors Brewing Co.	2,654,154
			6,222,554
		Biotechnology: 0.5%
35,200	@,L	Charles River Laboratories Intl., Inc.	1,788,864
			1,788,864
		Building Materials: 1.6%
178,200		Masco Corp.	5,467,176
			5,467,176
		Chemicals: 3.8%
135,500		Dow Chemical Co.	5,853,600
42,800		E.I. du Pont de Nemours & Co.	1,693,596
106,800	L	Lyondell Chemical Co.	2,755,440
59,200		Praxair, Inc.	2,859,360
			13,161,996
		Coal: 1.7%
80,400	L	Peabody Energy Corp.	5,762,268
			5,762,268
		Computers: 1.6%
66,500		International Business Machines Corp.	5,361,230
			5,361,230
		Cosmetics/Personal Care: 0.8%
86,000		Avon Products, Inc.	2,822,520
			2,822,520

PORTFOLIO OF INVESTMENTS

ING MagnaCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 14.7%
55,200	L	Capital One Financial Corp.	4,539,648
194,200		Citigroup, Inc.	8,500,134
197,500		Countrywide Financial Corp.	6,673,525
116,500		Freddie Mac	7,034,270
230,800		JPMorgan Chase & Co.	7,821,812
18,900		Lehman Brothers Holdings, Inc.	1,996,974
113,400		Merrill Lynch & Co., Inc.	6,481,944
139,300		Morgan Stanley	7,086,191
			50,134,498
		Electric: 2.3%
44,200		Entergy Corp.	3,311,022
125,800	L	PG&E Corp.	4,720,016
			8,031,038
		Electronics: 0.8%
99,000	@@	Koninklijke Philips Electronics NV	2,628,450
			2,628,450
		Entertainment: 0.5%
93,500		Regal Entertainment Group	1,827,925
			1,827,925
		Food: 2.2%
108,400	L	McCormick & Co., Inc.	3,675,844
135,880	@, L	Smithfield Foods, Inc.	3,784,258
			7,460,102
		Forest Products and Paper: 0.5%
52,600		International Paper Co.	1,622,710
			1,622,710
		Gas: 1.3%
102,700		Sempra Energy	4,603,014
			4,603,014
		Healthcare-Services: 1.5%
100,200		Quest Diagnostics, Inc.	5,007,996
			5,007,996
		Household Products/Wares: 1.7%
93,100		Kimberly-Clark Corp.	5,801,992
			5,801,992
		Insurance: 4.4%
94,300		American Intl. Group, Inc.	5,582,560
151,900	L	MetLife, Inc.	7,440,062
44,700		St. Paul Travelers Cos., Inc.	1,922,547
			14,945,169
		Investment Companies: 0.2%
38,900	@	Patriot Capital Funding, Inc.	534,875
			534,875

PORTFOLIO OF INVESTMENTS

ING MagnaCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

		Leisure Time: 1.0%
84,200	L	Royal Caribbean Cruises Ltd.	3,597,024
			3,597,024
		Lodging: 1.9%
45,000		Harrah’s Entertainment, Inc.	3,130,200
59,800	@,@@, L	Kerzner Intl. Ltd.	3,411,590
			6,541,790
		Media: 3.4%
85,100		Gannett Co., Inc.	6,188,472
101,000		Time Warner, Inc.	1,809,920
92,400	L	Tribune Co.	3,471,468
			11,469,860
		Mining: 0.7%
88,200		Alcoa, Inc.	2,362,878
			2,362,878
		Miscellaneous Manufacturing: 2.7%
230,000		General Electric Co.	7,730,300
51,500	@@, L	Tyco Intl. Ltd.	1,433,245
			9,163,545
		Office/Business Equipment: 0.8%
202,000	@, L	Xerox Corp.	2,708,820
			2,708,820
		Oil and Gas: 11.9%
55,200		Apache Corp.	3,953,424
112,000		Cabot Oil & Gas Corp.	4,837,280
78,700		ConocoPhillips	5,189,478
73,200	L	EOG Resources, Inc.	4,672,356
209,600		Exxon Mobil Corp.	12,555,040
170,900	@, L	Plains Exploration & Production Co.	6,331,845
82,300		XTO Energy, Inc.	3,275,540
			40,814,963
		Oil and Gas Services: 4.3%
64,000		BJ Services Co.	4,037,120
184,200	@, L	Dresser-Rand Group, Inc.	4,418,958
102,000		Halliburton Co.	6,320,940
			14,777,018
		Pharmaceuticals: 4.8%
428,000		Pfizer, Inc.	10,901,160
174,000	@@, L	Teva Pharmaceutical Industries Ltd. ADR	5,644,560
			16,545,720
		Real Estate Investment Trusts: 0.8%
117,500		KKR Financial Corp.	2,748,325
			2,748,325
		Retail: 1.9%
28,200		Abercrombie & Fitch Co.	1,568,202
147,400		McDonald’s Corp.	4,783,130
			6,351,332

PORTFOLIO OF INVESTMENTS

ING MagnaCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares				Value

		Savings and Loans: 2.0%
290,200	L	Sovereign Bancorp, Inc.		6,767,464
				6,767,464
		Semiconductors: 1.0%
411,700	@@	Taiwan Semiconductor Manufacturing Co. Ltd. ADR		3,388,291
				3,388,291
		Software: 0.9%
110,700		Microsoft Corp.		3,033,180
				3,033,180
		Telecommunications: 2.1%
294,500	L	SBC Communications, Inc.		7,091,560
				7,091,560
		Total Common Stock (Cost $292,109,695)		335,918,958

Principal Amount				Value

SHORT-TERM INVESTMENTS: 15.0%
		Repurchase Agreement: 1.0%
$3,498,000		Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $3,498,348 to be received upon repurchase (Collateralized by $3,573,000 Federal Home Loan Bank, 3.450%, Market Value plus accrued interest $3,568,769, due 03/12/08)		$3,498,000
		Total Repurchase Agreement (Cost $3,498,000)		3,498,000
		Securities Lending Collateral(cc): 14.0%
47,931,620		The Bank of New York Institutional Cash Reserves Fund		47,931,620
		Total Securities Lending Collateral (Cost $47,931,620)		47,931,620
		Total Short-Term Investments (Cost $51,429,620)		51,429,620

		Total Investments In Securities
		(Cost $343,539,315)*	113.3%	$387,348,578
		Other Assets and Liabilities—Net	(13.3)	(45,564,467)
		Net Assets	100.0%	$341,784,111

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2005.
	*	Cost for federal income tax purposes is $343,559,502.

PORTFOLIO OF INVESTMENTS

ING MagnaCap Fund	as of August 31, 2005 (Unaudited)(continued)

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$50,063,271
Gross Unrealized Depreciation	(6,274,195)
Net Unrealized Appreciation	$43,789,076

Item 2. Controls and Procedures

(a)        Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)       There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Investment Funds, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	October 28, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 28, 2005